DISPOSAL OF SUBSIDIARIES - 1088526 B.C. (Details) $ in Thousands, $ in Millions			12 Months Ended
	Sep. 29, 2016 CAD ($) facility director	Sep. 29, 2016 USD ($) facility director	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Net assets (liabilities) of subsidiary disposed
Current assets			$ 138,402	$ 166,168
Bank balances and cash			46,084	12,518
Trade and other receivables			34,582	30,097
Non-current Assets			442,706	310,078
Current Liabilities			(171,933)	(69,112)
Trade and other payables			(29,043)	(24,037)
Borrowing			(19,702)	(27,280)
Non-current Liabilities			(302,947)	(273,212)
Long-term borrowing			(230,027)	(131,881)
Total assets less total liabilities			106,228	133,922
Gain (Loss) on disposal of a subsidiary
Gain on disposal of subsidiaries			(41,056)	(4,118)	$ 4,831
1088526 B.C. Ltd.
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Percentage of Preferred shares sold	25.00%	25.00%
Number of facilities | facility	15	15
Equity interest (as a percent)	75.00%	75.00%
Number of directors appointed by the Group | director	2	2
Number of total directors | director	4	4
Cash consideration received	$ 10.6	$ 7,998
Net assets (liabilities) of subsidiary disposed
Current assets		3,882
Bank balances and cash		3,260
Trade and other receivables		397
Other current assets		225
Non-current Assets		13,089
Current Liabilities		(1,036)
Trade and other payables		(134)
Borrowing		(902)
Non-current Liabilities		(16,957)
Long-term borrowing		(15,539)
Swap liability		(1,418)
Total assets less total liabilities		(1,022)
Gain (Loss) on disposal of a subsidiary
Cash consideration received	10.6	7,998
Net assets (liabilities) disposed		1,022
Cumulative gain/loss on hedging instrument reclassified from equity on loss of control of subsidiary		(1,126)
Re-evaluate fair value of residual investment		2,188
Gain on disposal of subsidiaries		10,082
Cash Inflow (Outflow) on disposal of a subsidiary
Consideration received in cash and cash equivalent	$ 10.6	7,998
Less: Cash and cash equivalent balances disposed of		(3,260)
Net cash outflow arising on disposal		4,738
IPP Solar Parks
Net assets (liabilities) of subsidiary disposed
Property, plant and equipment			$ 397,405	$ 271,253	$ 259,423
IPP Solar Parks | 1088526 B.C. Ltd.
Net assets (liabilities) of subsidiary disposed
Property, plant and equipment		$ 13,089